Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations	$ (12,528)	$ (5,416)	$ 5,259
Income (loss) from discontinued operations	(630)	(20,172)	(4,962)
Consolidated net income attributable to Nam Tai shareholders	(13,158)	(25,588)	297
Income (loss) from continuing operations	(12,528)	(5,416)	5,259
Income (loss) from discontinued operations	(630)	(20,172)	(4,962)
Consolidated net income attributable to Nam Tai shareholders	$ (13,158)	$ (25,588)	$ 297
Weighted average number of shares, basic	40,548,784	44,409,526	45,222,532
Effect of dilutive securities - Stock options			470,318
Weighted average number of shares, diluted	40,548,784	44,409,526	45,692,850
Basic income (loss) per share from continuing operations	$ (0.31)	$ (0.12)	$ 0.12
Basic income (loss) per share from discontinued operations	(0.01)	(0.46)	(0.11)
Basic earnings per share	(0.32)	(0.58)	0.01
Diluted income (loss) per share from continuing operations	(0.31)	(0.12)	0.12
Diluted income (loss) per share from discontinued operations	(0.01)	(0.46)	(0.11)
Diluted earnings per share	$ (0.32)	$ (0.58)	$ 0.01
Continuing Operations
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, basic	40,548,784	44,409,526	45,222,532
Weighted average number of shares, diluted	40,548,784	44,409,526	45,692,850
Discontinued Operations
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares, basic	40,548,784	44,409,526	45,222,532
Weighted average number of shares, diluted	40,548,784	44,409,526	45,692,850